provisions (Tables)	6 Months Ended
Jun. 30, 2020
provisions
Schedule of other provisions

	Asset
	retirement	Employee-	Written put
(millions)	obligation	related	options	Other	Total
As at April 1, 2020	$497	$41	$182	$122	$842
Additions	—	10	—	75	85
Reversal	—	—	(70)	(2)	(72)
Use	(1)	(9)	(103)	(42)	(155)
Interest effect	4	—	—	—	4
Effects of foreign exchange, net	—	(1)	(6)	(1)	(8)
As at June 30, 2020	$500	$41	$3	$152	$696
As at January 1, 2020	$495	$64	$196	$123	$878
Additions	—	20	—	95	115
Reversal	—	—	(103)	(16)	(119)
Use	(2)	(43)	(104)	(51)	(200)
Interest effect	7	—	2	—	9
Effects of foreign exchange, net	—	—	12	1	13
As at June 30, 2020	$500	$41	$3	$152	$696
Current	$10	$35	$—	$38	$83
Non-current	490	6	3	114	613
As at June 30, 2020	$500	$41	$3	$152	$696